Perkins Large Cap Value Fund | Class A, C, S, I, T Shares
FUND SUMMARY Perkins Large Cap Value Fund
INVESTMENT OBJECTIVE
Perkins Large Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 48 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Perkins Large Cap Value Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Perkins Large Cap Value Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees (may adjust up or down)		0.66%	0.66%	0.66%	0.66%	0.66%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		0.28%	0.31%	0.44%	0.19%	0.40%
Total Annual Fund Operating Expenses	[1]	1.19%	1.97%	1.35%	0.85%	1.06%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.00% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Perkins Large Cap Value Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	689	931	1,192	1,935
Class C	Class C Shares	300	618	1,062	2,296
Class S	Class S Shares	137	428	739	1,624
Class I	Class I Shares	87	271	471	1,049
Class T	Class T Shares	108	337	585	1,294

If Shares are not redeemed:
Expense Example, No Redemption Perkins Large Cap Value Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	689	931	1,192	1,935
Class C	Class C Shares	200	618	1,062	2,296
Class S	Class S Shares	137	428	739	1,624
Class I	Class I Shares	87	271	471	1,049
Class T	Class T Shares	108	337	585	1,294

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of large-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies having, at the time of purchase, market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index. The market capitalizations within the index will vary, but as of June 30, 2011, they ranged from approximately $1.4 billion to $400 billion, and the median market capitalization was $5 billion. The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

• strong balance sheets and solid recurring free cash flows

• attractive relative and absolute valuation ratios or that have underperformed recently

• favorable reward to risk characteristics

The Fund may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, and Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Perkins Large Cap Value Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class I Shares, Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, and Class S Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: Second Quarter 2009 15.40% Worst Quarter: Second Quarter 2010 -10.99%
The Fund's year-to-date return as of the calendar quarter ended September 30, 2011 was -10.25%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Perkins Large Cap Value Fund Class A, C, S, I, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception of Predecessor Fund	Inception Date
Return Before Taxes Class I	Class I Shares	Return Before Taxes			12.19%	18.49%	Dec. 31, 2008
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		5.48%	14.75%	Dec. 31, 2008
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		9.89%	17.28%	Dec. 31, 2008
Return Before Taxes Class S	Class S Shares	Return Before Taxes			11.65%	17.93%	Dec. 31, 2008
Return Before Taxes Class T	Class T Shares	Return Before Taxes			11.97%	17.96%	Dec. 31, 2008
Return After Taxes on Distributions Class I	Class I Shares	Return After Taxes on Distributions			11.39%	17.97%	Dec. 31, 2008
Return After Taxes on Distributions and Sale of Fund Shares Class I	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		8.42%	15.73%	Dec. 31, 2008
Russell 1000® Value Index		Russell 1000® Value Index		(reflects no deduction for expenses, fees, or taxes)	15.51%	17.58%	Dec. 31, 2008
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Perkins Mid Cap Value Fund | Class A, C, S, I, R, T Shares
FUND SUMMARY Perkins Mid Cap Value Fund
INVESTMENT OBJECTIVE
Perkins Mid Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 48 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Perkins Mid Cap Value Fund Class A, C, S, I, R, T Shares	Class A	Class C	Class S	Class I	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Perkins Mid Cap Value Fund Class A, C, S, I, R, T Shares		Class A	Class C	Class S	Class I	Class R	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class R	Class T
Management Fees (may adjust up or down)		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	none
Other Expenses		0.26%	0.18%	0.30%	0.15%	0.30%	0.30%
Total Annual Fund Operating Expenses	[1]	1.21%	1.88%	1.25%	0.85%	1.50%	1.00%
Fee Waiver	[1]	0.04%	none	none	none	none	none
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.17%	1.88%	1.25%	0.85%	1.50%	1.00%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares, Class R Shares, and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.86% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Perkins Mid Cap Value Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	691	937	1,202	1,957
Class C	Class C Shares	291	591	1,016	2,201
Class S	Class S Shares	127	397	686	1,511
Class I	Class I Shares	87	271	471	1,049
Class R	Class R Shares	153	474	818	1,791
Class T	Class T Shares	102	318	552	1,225

If Shares are not redeemed:
Expense Example, No Redemption Perkins Mid Cap Value Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	691	937	1,202	1,957
Class C	Class C Shares	191	591	1,016	2,201
Class S	Class S Shares	127	397	686	1,511
Class I	Class I Shares	87	271	471	1,049
Class R	Class R Shares	153	474	818	1,791
Class T	Class T Shares	102	318	552	1,225

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2011, they ranged from approximately $1.4 billion to $17.8 billion. The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

• strong balance sheets and solid recurring free cash flows

• attractive relative and absolute valuation ratios or that have underperformed recently

• favorable reward to risk characteristics

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Fund may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class T Shares for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares).

• The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

• The performance shown for Class I Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Fourth Quarter 2001 21.28% Worst Quarter: Fourth Quarter 2008 -19.63%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was -11.70%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Perkins Mid Cap Value Fund Class A, C, S, I, R, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund	Inception Date
Return Before Taxes Class T	Class T Shares	Return Before Taxes			14.81%	6.13%	9.89%	13.00%	Aug. 12, 1998
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		8.05%	4.68%	9.06%	12.32%	Aug. 12, 1998
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		12.66%	5.16%	8.93%	12.15%	Aug. 12, 1998
Return Before Taxes Class S	Class S Shares	Return Before Taxes			14.52%	5.80%	9.58%	12.75%	Aug. 12, 1998
Return Before Taxes Class I	Class I Shares	Return Before Taxes			15.02%	6.13%	9.89%	13.00%	Aug. 12, 1998
Return Before Taxes Class R	Class R Shares	Return Before Taxes			14.24%	5.54%	9.31%	12.53%	Aug. 12, 1998
Return After Taxes on Distributions Class T	Class T Shares	Return After Taxes on Distributions			14.67%	5.08%	8.84%	11.54%	Aug. 12, 1998
Return After Taxes on Distributions and Sale of Fund Shares Class T	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		9.77%	5.00%	8.40%	11.01%	Aug. 12, 1998
Russell Midcap® Value Index		Russell Midcap® Value Index		(reflects no deduction for expenses, fees, or taxes)	24.75%	4.08%	8.07%	8.47%	Aug. 12, 1998
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares) for the periods following April 21, 2003; and for Berger Mid Cap Value Fund – Investor Shares for periods prior to April 21, 2003. If Class T Shares of the Fund had been available during the periods prior to April 21, 2003, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Perkins Small Cap Value Fund | Class A, C, S, I, R, T Shares
FUND SUMMARY Perkins Small Cap Value Fund
INVESTMENT OBJECTIVE
Perkins Small Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 48 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Perkins Small Cap Value Fund Class A, C, S, I, R, T Shares	Class A	Class C	Class S	Class I	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Perkins Small Cap Value Fund Class A, C, S, I, R, T Shares		Class A	Class C	Class S	Class I	Class R	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class R	Class T
Management Fees (may adjust up or down)		0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	none
Other Expenses		0.20%	0.25%	0.30%	0.13%	0.30%	0.30%
Total Annual Fund Operating Expenses	[1]	1.26%	2.06%	1.36%	0.94%	1.61%	1.11%
Fee Waiver	[1]	none	0.01%	none	none	none	none
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.26%	2.05%	1.36%	0.94%	1.61%	1.11%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares, Class R Shares, and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.96% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Perkins Small Cap Value Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	696	952	1,227	2,010
Class C	Class C Shares	309	646	1,108	2,390
Class S	Class S Shares	138	431	745	1,635
Class I	Class I Shares	96	300	520	1,155
Class R	Class R Shares	164	508	876	1,911
Class T	Class T Shares	113	353	612	1,352

If Shares are not redeemed:
Expense Example, No Redemption Perkins Small Cap Value Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	696	952	1,227	2,010
Class C	Class C Shares	209	646	1,108	2,390
Class S	Class S Shares	138	431	745	1,635
Class I	Class I Shares	96	300	520	1,155
Class R	Class R Shares	164	508	876	1,911
Class T	Class T Shares	113	353	612	1,352

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2011, they ranged from approximately $96 million to $3.1 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

The Fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The Fund’s portfolio managers generally look for companies with:

• strong balance sheets and solid recurring free cash flows

• attractive relative and absolute valuation ratios or that have underperformed recently

• favorable reward to risk characteristics

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class T Shares for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares).

• The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

• The performance shown for Class I Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Fourth Quarter 2001 24.60% Worst Quarter: Third Quarter 2002 -22.57%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was -14.10%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Perkins Small Cap Value Fund Class A, C, S, I, R, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes Class T	Class T Shares	Return Before Taxes			17.87%	7.82%	9.59%
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		11.01%	6.31%	8.67%
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		15.74%	6.82%	8.55%
Return Before Taxes Class S	Class S Shares	Return Before Taxes			17.64%	7.58%	9.34%
Return Before Taxes Class I	Class I Shares	Return Before Taxes			18.13%	7.82%	9.59%
Return Before Taxes Class R	Class R Shares	Return Before Taxes			17.36%	7.31%	9.07%
Return After Taxes on Distributions Class T	Class T Shares	Return After Taxes on Distributions			17.37%	5.89%	7.67%
Return After Taxes on Distributions and Sale of Fund Shares Class T	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		12.28%	6.09%	7.70%
Russell 2000® Value Index		Russell 2000® Value Index		(reflects no deduction for expenses, fees, or taxes)	24.50%	3.52%	8.42%
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares) for the periods following April 21, 2003; and for Berger Small Cap Value Fund – Investor Shares for periods prior to April 21, 2003. If Class T Shares of the Fund had been available during the periods prior to April 21, 2003, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Perkins Value Plus Income Fund | Class A, C, S, I, T Shares
FUND SUMMARY Perkins Value Plus Income Fund
INVESTMENT OBJECTIVE
Perkins Value Plus Income Fund seeks capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 48 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Perkins Value Plus Income Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Perkins Value Plus Income Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		1.02%	1.03%	1.28%	1.02%	1.27%
Total Annual Fund Operating Expenses	[1]	1.87%	2.63%	2.13%	1.62%	1.87%
Fee Waiver	[1]	0.84%	0.85%	0.84%	0.85%	0.84%
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.03%	1.78%	1.29%	0.77%	1.03%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.76% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund's commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Perkins Value Plus Income Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	754	1,129	1,528	2,639
Class C	Class C Shares	366	817	1,395	2,964
Class S	Class S Shares	216	667	1,144	2,462
Class I	Class I Shares	165	511	881	1,922
Class T	Class T Shares	190	588	1,011	2,190

If Shares are not redeemed:
Expense Example, No Redemption Perkins Value Plus Income Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	754	1,129	1,528	2,639
Class C	Class C Shares	266	817	1,395	2,964
Class S	Class S Shares	216	667	1,144	2,462
Class I	Class I Shares	165	511	881	1,922
Class T	Class T Shares	190	588	1,011	2,190

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by normally investing 40-60% of its assets in equity securities selected primarily for capital appreciation and investing the remainder in fixed-income securities and cash equivalents.

Equity Securities. The Fund’s equity investments generate total return from a combination of capital appreciation and, to a lesser degree, current income. Such equity investments may include companies of any size, but the Fund will invest primarily in large- and mid-sized companies whose stock prices the portfolio managers believe to be undervalued or have the potential for high relative dividend yields, or both. The Fund’s equity portfolio managers invest in companies which have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s equity portfolio managers generally look for companies with:

• strong balance sheets and solid recurring free cash flows

• attractive relative and absolute valuation ratios or that have underperformed recently

• favorable reward to risk characteristics

Fixed-Income Securities. The Fund’s fixed-income investments generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The Fund normally invests the portion of its assets allocated to fixed-income investments in debt securities (including, but not limited to, government bonds, corporate bonds, mortgage-backed securities, and zero-coupon bonds), convertible securities, and short-term securities. The Fund invests at least 50% of the fixed-income portion of its assets in investment grade debt securities. The Fund will limit its investment in high-yield/high-risk bonds, also known as “junk” bonds, to 50% or less of the fixed-income portion of its net assets.

In addition to considering economic factors such as the effect of interest rates on the Fund’s fixed-income investments, the Fund’s fixed-income portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Fund may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund’s adviser is primarily responsible for the overall asset allocation of the Fund and manages the Fund’s fixed-income investments. Cash positions are considered a part of the Fund’s fixed-income allocation and will be managed by the Fund’s fixed-income portfolio managers. The Fund’s subadviser manages the Fund’s equity investments and assists the adviser in determining the Fund’s overall asset allocation. The Fund may periodically adjust its mix of equity and fixed-income investments in response to changing economic and market conditions, including outside the range of 40-60% of its assets in equity securities. Due to the nature of the fixed-income securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The Fund is designed for long-term investors seeking a portfolio including common stocks and bonds selected for their potential to produce capital appreciation and current income. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon the allocation of assets among the equity and fixed asset categories. You could lose money on your investment in the Fund as a result of these allocations. Portfolio management may favor an asset category that underperforms relative to other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed-income market is rising. Additionally, periodic rebalancing of Fund assets among asset categories may result in increased transaction costs, which may have a negative effect on the Fund’s performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.